Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income:
Interest income	$ 11,230	$ 7,671	$ 8,201
Other income	514	286	949
Finance income	11,744	7,957	9,150
Finance costs:
Interest expense	(52,308)	(48,198)	(49,491)
Cash flow hedge - transfer from equity	(20,758)	(85,214)	(32,700)
Foreign exchange losses, net	(38,708)	(19,062)	(23,423)
Taxes	(3,705)	(2,719)	(3,358)
Loss from interest rate/foreign exchange rate derivative financial instruments	2,163	5,694	4,437
Borrowing costs recognised as expense	(10,847)	0	0
Other expenses	(2,860)	(4,493)	(3,481)
Finance costs	131,349	165,380	116,890
Financial results, net	$ (119,605)	$ (157,423)	$ (107,740)